Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Restricted cash - current portion	$ 60,206	$ 199,079